Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Computed “expected” tax expense (benefit)	$ (3,619,353)	$ 1,321,780
Increase (reduction) in income taxes resulting from:
Change in valuation allowance	(493,355)	(1,365,408)
Loss of tax attributes due to change in ownership	3,540,653	0
Transaction fees	394,803	0
Settlement for termination of stock rights	310,572	0
State and local income taxes, net of federal income tax benefit	66	66
Stock expense	85,270	32,336
Research and development tax credits	(227,189)	0
Other, net	(46,515)	11,910
Income Tax Expense (Benefit)	$ (55,048)	$ 684